Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net earnings	$ 54,243	$ 38,198
Items not affecting cash:
Depreciation and amortization	36,969	28,984
Deferred income tax	1,304	(3,535)
Other	2,342	1,300
Incremental tax benefit on stock options exercised	(1,605)	(10,017)
Changes in non-cash working capital:
Accounts receivable	(21,077)	2,892
Inventories	(4,542)	(6,108)
Prepaid expenses and other current assets	(1,793)	(1,045)
Accounts payable	(72)	(1,166)
Accrued liabilities	21,052	21,130
Income tax payable	12,929	11,402
Unearned revenues	10,194	2,395
Other liabilities	(817)	3,239
Contingent acquisition consideration paid	(122)	(579)
Net cash provided by operating activities	109,005	87,090
Investing activities
Acquisitions of businesses, net of cash acquired (note 3)	(90,852)	(12,340)
Purchases of fixed assets	(29,122)	(19,694)
Changes in restricted cash	(9,681)	(112)
Other investing activities	(1,188)	(132)
Net cash used in investing activities	(130,843)	(32,278)
Financing activities
Net increase (repayment) of long-term debt prior to spin-off		(220,953)
Debt allocated under spin-off		208,690
Repayment of long-term debt after spin-off		(25,899)
Net contributions from Old FSV		1,995
Increase in long-term debt	101,160
Repayment of long-term debt	(51,775)
Financing fees paid		(1,092)
Purchases of non-controlling interests	(3,259)	(18,939)
Sale of interests in subsidiaries to non-controlling interests	2,202	1,122
Contingent acquisition consideration paid	(2,368)	(6,593)
Proceeds received on exercise of stock options	1,906	6,780
Incremental tax benefit on stock options exercised	1,605	10,017
Dividends paid to common shareholders	(15,471)	(7,196)
Distributions paid to non-controlling interests	(4,985)	(3,602)
Repurchases of Subordinate Voting Shares	(9,515)	(19,467)
Net cash provided by (used) in financing activities	19,500	(75,137)
Effect of exchange rate changes on cash	162	(905)
Decrease in cash and cash equivalents	(2,176)	(21,230)
Cash and cash equivalents, beginning of year	45,560	66,790
Cash and cash equivalents, end of year	$ 43,384	$ 45,560